Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
NORTH SQUARE SPECTRUM ALPHA FUND CLASS A
Shareholder Report [Line Items]
Fund Name	North Square Spectrum Alpha Fund
Class Name	Class A
Trading Symbol	ORIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Spectrum Alpha Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.30%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund is an allocation strategy designed to bring together experienced active managers that can provide distinctive insights within the smaller capitalization equity marketplace. The strategy combines differentiated funds across style and smaller capitalizations seeking to improve alphagenerating potential in an allocation with a similar risk profile to the Russell 2000® Index.

The interest rate sensitivity of the small cap universe relative to other segments of the market has held back the performance of large sections of the small cap index. Recent equity market volatility from the rapid change in inflation expectations and interest rates has allowed small cap active managers to opportunistically invest across a much broader selection of companies and feel less encumbered by the need to hold a handful of specific index names. The largest holding within the North Square Spectrum Alpha Fund, the North Square Dynamic Small Cap Fund, Class I (32.14%), was the largest contributor to the Fund’s outperformance for the year through their systematic approach to sourcing alpha across a revolving selection of securities. The North Square Advisory Research Small Cap Value Fund, Class I (32.45%) had the greatest performance for the fiscal year, outperforming both the small value index and the primary index. We currently view the small growth segment as higher risk within the small cap universe and reduced the Fund’s exposure in 2024. Small caps in general underperformed the large cap indexes, but the combination of managers within the North Square Spectrum Alpha Fund allowed the Fund to not only outperform the Russell 2000® Index but also the S&P 500® Equal Weight Index (20.94%). Though the investment climate may continue to be difficult, the current selection of managers inspires confidence in our ability to navigate its impact on the small cap universe.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class A
Without Load	28.23%	8.06%	6.97%
With Load	20.83%	6.78%	6.34%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Russell 2000® Total Return Index	20.12%	8.61%	7.66%
Russell 2000® Index	18.32%	7.15%	6.20%

Net Assets	$ 81,600
Holdings Count | Integer	4
Advisory Fees Paid, Amount	$ 160,385
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets (In Millions)	$81,600
Number of Holdings	4
Advisory Fee	$160,385
Portfolio turnover	11%

Holdings [Text Block]	What did the Fund invest in?
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top Holdings (% of net assets)
Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	69.8%
North Square Advisory Research Small Value Fund, Class I	24.9%
iShares® Russell 2000 ETF	4.8%
First American Treasury Obligations Fund, Class X	0.8%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.
NORTH SQUARE SPECTRUM ALPHA FUND CLASS I
Shareholder Report [Line Items]
Fund Name	North Square Spectrum Alpha Fund
Class Name	Class I
Trading Symbol	ORIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Spectrum Alpha Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund is an allocation strategy designed to bring together experienced active managers that can provide distinctive insights within the smaller capitalization equity marketplace. The strategy combines differentiated funds across style and smaller capitalizations seeking to improve alphagenerating potential in an allocation with a similar risk profile to the Russell 2000® Index.

The interest rate sensitivity of the small cap universe relative to other segments of the market has held back the performance of large sections of the small cap index. Recent equity market volatility from the rapid change in inflation expectations and interest rates has allowed small cap active managers to opportunistically invest across a much broader selection of companies and feel less encumbered by the need to hold a handful of specific index names. The largest holding within the North Square Spectrum Alpha Fund, the North Square Dynamic Small Cap Fund, Class I (32.14%), was the largest contributor to the Fund’s outperformance for the year through their systematic approach to sourcing alpha across a revolving selection of securities. The North Square Advisory Research Small Cap Value Fund, Class I (32.45%) had the greatest performance for the fiscal year, outperforming both the small value index and the primary index. We currently view the small growth segment as higher risk within the small cap universe and reduced the Fund’s exposure in 2024. Small caps in general underperformed the large cap indexes, but the combination of managers within the North Square Spectrum Alpha Fund allowed the Fund to not only outperform the Russell 2000® Index but also the S&P 500® Equal Weight Index (20.94%). Though the investment climate may continue to be difficult, the current selection of managers inspires confidence in our ability to navigate its impact on the small cap universe.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class I	28.78%	8.33%	7.28%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Russell 2000® Total Return Index	20.12%	8.61%	7.66%
Russell 2000® Index	18.32%	7.15%	6.20%

Net Assets	$ 81,600
Holdings Count | Integer	4
Advisory Fees Paid, Amount	$ 160,385
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets (In Millions)	$81,600
Number of Holdings	4
Advisory Fee	$160,385
Portfolio turnover	11%

Holdings [Text Block]	What did the Fund invest in?
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top Holdings (% of net assets)
Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	69.8%
North Square Advisory Research Small Value Fund, Class I	24.9%
iShares® Russell 2000 ETF	4.8%
First American Treasury Obligations Fund, Class X	0.8%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A
Shareholder Report [Line Items]
Fund Name	North Square Dynamic Small Cap Fund
Class Name	Class A
Trading Symbol	ORSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.24%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the fiscal year ended May 31, 2024, the Fund outperformed its benchmark, the Russell 2000® Total Return Index. We attribute the main drivers of returns to the three categories of insights: Catalyst, Quality, and Relative Value.

Catalyst-related exposures were positive drivers of performance for the measurement period, and it was the best performing theme for the fiscal year ended May 31, 2024. Catalyst insights seek to gather sentiment and actions by a variety of market participants.

Quality exposures were also positive contributors during the period. Quality type characteristics did well during the market uncertainty brought on by the higher-rate environment that was prevalent for the fiscal year ended May 31, 2024. Investors favored quality characteristics like attractive cash-flow features, balance sheet strength and profitable growth as they assessed the impact higher rates would have on companies.

Relative Value-related exposures also generated positive returns during the fiscal year ended. The contribution from valuation insights was relatively broad-based, but the various cash flow metrics, as well as ratio-based composites, delivered the strongest positive performance for the investment theme.

The Fund aims to be diversified across its three main investment themes, and is currently balanced with a tilt towards Catalyst and equal exposures to its Relative Value and Quality themes. While the pace of inflation has been easing, strong readings in the employment market might indicate that the timing of rate cuts might be further out in time than believed a few months ago. We are therefore continuing to maintain relatively larger weight on Catalyst exposures, with the potentially continued frequent and rapid shift in investor sentiment, while still ensuring the Fund is tilted towards fundamentally stronger companies with a relatively attractive pricing.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (5/1/2023)
North Square Dynamic Small Cap Fund - Class A
Without Load	31.88%	27.97%
With Load	24.30%	21.13%
Russell 3000® Total Return Index	27.58%	25.72%
Russell 2000® Total Return Index	20.12%	17.43%

Net Assets	$ 248,891,487
Holdings Count | Integer	215
Advisory Fees Paid, Amount	$ 1,081,778
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$248,891,487
Number of Portfolio Holdings	215
Advisory Fee (net of waivers)	$1,081,778
Portfolio Turnover	174%

Holdings [Text Block]	What did the Fund invest in?
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Itron, Inc.	1.7%
Louisiana-Pacific Corp.	1.6%
Lantheus Holdings, Inc.	1.6%
Cirrus Logic, Inc.	1.6%
BellRing Brands, Inc.	1.6%
Group 1 Automotive, Inc.	1.5%
Boise Cascade Co.	1.5%
CommVault Systems, Inc.	1.4%
Euronet Worldwide, Inc.	1.4%
Matson, Inc.	1.4%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I
Shareholder Report [Line Items]
Fund Name	North Square Dynamic Small Cap Fund
Class Name	Class I
Trading Symbol	ORSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the fiscal year ended May 31, 2024, the Fund outperformed its benchmark, the Russell 2000® Total Return Index. We attribute the main drivers of returns to the three categories of insights: Catalyst, Quality, and Relative Value.

Catalyst-related exposures were positive drivers of performance for the measurement period, and it was the best performing theme for the fiscal year ended May 31, 2024. Catalyst insights seek to gather sentiment and actions by a variety of market participants.

Quality exposures were also positive contributors during the period. Quality type characteristics did well during the market uncertainty brought on by the higher-rate environment that was prevalent for the fiscal year ended May 31, 2024. Investors favored quality characteristics like attractive cash-flow features, balance sheet strength and profitable growth as they assessed the impact higher rates would have on companies.

Relative Value-related exposures also generated positive returns during the fiscal year ended. The contribution from valuation insights was relatively broad-based, but the various cash flow metrics, as well as ratio-based composites, delivered the strongest positive performance for the investment theme.

The Fund aims to be diversified across its three main investment themes, and is currently balanced with a tilt towards Catalyst and equal exposures to its Relative Value and Quality themes. While the pace of inflation has been easing, strong readings in the employment market might indicate that the timing of rate cuts might be further out in time than believed a few months ago. We are therefore continuing to maintain relatively larger weight on Catalyst exposures, with the potentially continued frequent and rapid shift in investor sentiment, while still ensuring the Fund is tilted towards fundamentally stronger companies with a relatively attractive pricing.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Dynamic Small Cap Fund - Class I	32.14%	14.03%	11.03%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Russell 2000® Total Return Index	20.12%	8.61%	7.66%

Net Assets	$ 248,891,487
Holdings Count | Integer	215
Advisory Fees Paid, Amount	$ 1,081,778
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$248,891,487
Number of Portfolio Holdings	215
Advisory Fee (net of waivers)	$1,081,778
Portfolio Turnover	174%

Holdings [Text Block]	What did the Fund invest in?
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Itron, Inc.	1.7%
Louisiana-Pacific Corp.	1.6%
Lantheus Holdings, Inc.	1.6%
Cirrus Logic, Inc.	1.6%
BellRing Brands, Inc.	1.6%
Group 1 Automotive, Inc.	1.5%
Boise Cascade Co.	1.5%
CommVault Systems, Inc.	1.4%
Euronet Worldwide, Inc.	1.4%
Matson, Inc.	1.4%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.
NORTH SQUARE MULTI STRATEGY FUND CLASS A
Shareholder Report [Line Items]
Fund Name	North Square Multi Strategy Fund
Class Name	Class A
Trading Symbol	ORILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Multi Strategy Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.94%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund combines investments in growth and income strategies within a strategic allocation portfolio. The strategy seeks to bring together active and passive solutions into a thoughtfully diversified, actively managed portfolio that can help the portfolio adapt to the opportunities and challenges that develop across asset classes.

In the start of 2024, the S&P 500® achieved successive levels of all-time highs, exceeding initial expectations for the market. The performance of the individual companies has been mixed with a handful of companies acting as the primary driver for returns. Despite economic releases suggestive of a more resilient US economy, the pathway of future monetary policy remains the leading determinant for financial markets. Implications for elongated inflationary was challenged as the decline in the rate of inflation has plateaued and seeped across the various parts of the market. The previous year closed with broad anticipation of several rate cuts from the Federal Reserve only to see forecasts quickly shift in 2024. Renewed volatility within the Treasury market partially reversed late 2023 gains within the Bloomberg U.S. Aggregate Bond Index (-1.64% YTD) and the more rate sensitive small cap segment while thematic elements and growth equities appeared more favorable.

Despite the lack of breadth in the current rally, we are patient in our core-value equity allocation. In this uncertain economic environment, equity markets remain sensitive to further drawdowns that could sharply impact the stocks that have seen the strongest gains in recent months. Fixed income yields have become more compelling long run investments and have a greater potential to fulfill their risk mitigating role within the broader portfolio. If the economy avoids further setbacks, our equity allocation should benefit from a more broad-based recovery.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Multi Strategy Fund - Class A
Without Load	20.99%	11.16%	9.25%
With Load	14.07%	9.85%	8.60%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%

Net Assets	$ 40,488,285
Holdings Count | Integer	11
Advisory Fees Paid, Amount	$ 67,295
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$40,488,285
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$67,295
Portfolio Turnover	12%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	19.4%
North Square Altrinsic International Equity Fund, Class I	14.9%
North Square Preferred and Income Securities Fund, Class I	14.6%
North Square McKee Bond Fund, Class I	10.3%
Vanguard® Dividend Appreciation ETF	9.8%
Vanguard® Value ETF	7.0%
North Square Advisory Research Small Value Fund, Class I	6.5%
Invesco® S&P 500® GARP ETF	6.0%
iShares® Core S&P 500® ETF	5.7%
Vanguard® Growth ETF	4.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.
NORTH SQUARE MULTI STRATEGY FUND CLASS I
Shareholder Report [Line Items]
Fund Name	North Square Multi Strategy Fund
Class Name	Class I
Trading Symbol	PORYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Multi Strategy Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund combines investments in growth and income strategies within a strategic allocation portfolio. The strategy seeks to bring together active and passive solutions into a thoughtfully diversified, actively managed portfolio that can help the portfolio adapt to the opportunities and challenges that develop across asset classes.

In the start of 2024, the S&P 500® achieved successive levels of all-time highs, exceeding initial expectations for the market. The performance of the individual companies has been mixed with a handful of companies acting as the primary driver for returns. Despite economic releases suggestive of a more resilient US economy, the pathway of future monetary policy remains the leading determinant for financial markets. Implications for elongated inflationary was challenged as the decline in the rate of inflation has plateaued and seeped across the various parts of the market. The previous year closed with broad anticipation of several rate cuts from the Federal Reserve only to see forecasts quickly shift in 2024. Renewed volatility within the Treasury market partially reversed late 2023 gains within the Bloomberg U.S. Aggregate Bond Index (-1.64% YTD) and the more rate sensitive small cap segment while thematic elements and growth equities appeared more favorable.

Despite the lack of breadth in the current rally, we are patient in our core-value equity allocation. In this uncertain economic environment, equity markets remain sensitive to further drawdowns that could sharply impact the stocks that have seen the strongest gains in recent months. Fixed income yields have become more compelling long run investments and have a greater potential to fulfill their risk mitigating role within the broader portfolio. If the economy avoids further setbacks, our equity allocation should benefit from a more broad-based recovery.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Multi Strategy Fund - Class I	21.34%	11.56%	9.56%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%

Net Assets	$ 40,488,285
Holdings Count | Integer	11
Advisory Fees Paid, Amount	$ 67,295
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$40,488,285
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$67,295
Portfolio Turnover	12%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	19.4%
North Square Altrinsic International Equity Fund, Class I	14.9%
North Square Preferred and Income Securities Fund, Class I	14.6%
North Square McKee Bond Fund, Class I	10.3%
Vanguard® Dividend Appreciation ETF	9.8%
Vanguard® Value ETF	7.0%
North Square Advisory Research Small Value Fund, Class I	6.5%
Invesco® S&P 500® GARP ETF	6.0%
iShares® Core S&P 500® ETF	5.7%
Vanguard® Growth ETF	4.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I
Shareholder Report [Line Items]
Fund Name	North Square Preferred and Income Securities Fund
Class Name	Class I
Trading Symbol	ORDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Preferred and Income Securities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.97%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Last year was marked by a dislocation in the banking system due to a flight of deposits - in short, bank customers sought higher money market rates on their cash, an in many cases, withdrew cash from bank accounts and invested in the higher yielding money markets. In Europe, Credit Suisse experienced capital shortfalls and, after reaching non-viability, had its Additional Tier 1 (AT1) securities completely written off. This weighed on the entire AT1 market.

These events created significant volatility in the preferred and AT1 markets but also provided opportunities. The Fund overweighted the AT1 and U.S. regional bank preferred sectors, which provided what we believed to offer the most attractive risk-reward characteristics. The Fund also purchased deeply discounted securities trading to perpetuity with the belief that they would ultimately be called or trade to the call date.

Additionally, having very little exposure to retail ($25 par) securities provided positive performance relative to the benchmark as their interest rate sensitivity proved detrimental. The reduced exposure to retail preferred securities allowed us to limit interest rate risk (duration) during a period of rising U.S. Treasury yields.

In the first part of the fiscal year major themes and sector exposure were a tailwind to performance. As the markets healed security, selection has narrowed the focus and proven to be essential in continuing to outperformance.

The Fund’s sub-adviser, Red Cedar Investment Management, LLC, believes that consistent application of a disciplined approach is the best prescription for adding value to a portfolio as the Fund maintains its focus of searching for relative value across the Preferred and Hybrid security universe.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Preferred and Income Securities Fund - Class I	21.51%	12.68%	11.00%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
ICE BofAML Fixed Rate Preferred Securities Index	10.19%	2.58%	4.23%

Net Assets	$ 144,385,903
Holdings Count | Integer	53
Advisory Fees Paid, Amount	$ 567,003
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$144,385,903
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$567,003
Portfolio Turnover	115%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Citigroup, Inc., 4.150%, Perpetual	3.9%
PNC Financial Services Group, Inc., 3.400%, 12/31/49	3.2%
Ally Financial, Inc., 4.700%, Perpetual	3.2%
American Express Co., 3.55%	3.0%
Discover Financial Services, 5.500%, 10/31/69	3.0%
Standard Chartered PLC, 4.300%, Perpetual	2.9%
KeyCorp, 5.000%, Perpetual	2.9%
Capital One Financial Corp., 3.950%, Perpetual	2.9%
Svenska Handelsbanken AB, 4.750%, Perpetual	2.8%
Citizens Financial Group, Inc., 4.000%, Perpetual	2.8%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.
North Square Tactical Growth Fund Class A
Shareholder Report [Line Items]
Fund Name	North Square Tactical Growth Fund
Class Name	Class A
Trading Symbol	ETFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Tactical Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	ttps://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.55%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund uses a proprietary model to quantitatively rank Exchange-Traded Funds (ETFs) on a risk-adjusted basis, constructing a diversified portfolio that reflects model strength. Our goal is to achieve equity returns with lower volatility than equity indices over a full market cycle.

At the beginning of the fiscal year, the Fund had a 74% allocation in equities, 10% in fixed income, and 16% in cash and cash equivalents, with onefifth of the portfolio in non-U.S. dollar holdings. By summer 2023, the Fund added international positions, and by September, one-third of the Fund was invested in international ETFs. In September, higher bond yields and a U.S. dollar rally caused market volatility, prompting the Fund to exit domestic and international equity and fixed income positions, increasing our cash holdings from 3% to 25%. By November 1, the Fund reduced equity exposure to 52% and held 48% in cash. The market rebound from the October lows caused the Fund to reinvest in multiple asset classes, including international and domestic equities and fixed income. By calendar year end, the Fund had an 86% allocation to equities, and by March, 91.5% of assets were in equity ETFs. Market strength ended in April, leading to de-risking of the portfolio. By the fiscal year end, the Fund held three asset classes with a 69.5% equity allocation, including both domestic and international ETFs, with the remainder in cash.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class A
Without Load	16.99%	8.73%	6.67%
With Load	10.24%	7.45%	6.04%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%

Net Assets	$ 515,432,253
Holdings Count | Integer	8
Advisory Fees Paid, Amount	$ 4,983,209
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$515,432,253
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$4,983,209
Portfolio Turnover	66%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top Holdings (% of net assets)
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	30.5%
Invesco QQQ Trust, Series 1	14.7%
Vanguard Growth ETF	14.1%
SPDR® S&P 500® ETF Trust	13.3%
Vanguard Value ETF	11.1%
Financial Select Sector SPDR® Fund	5.6%
iShares Russell 3000 ETF	5.4%
iShares MSCI Eurozone ETF	5.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.
North Square Tactical Growth Fund Class C
Shareholder Report [Line Items]
Fund Name	North Square Tactical Growth Fund
Class Name	Class C
Trading Symbol	ETFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Tactical Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	ttps://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$231	2.30%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund uses a proprietary model to quantitatively rank Exchange-Traded Funds (ETFs) on a risk-adjusted basis, constructing a diversified portfolio that reflects model strength. Our goal is to achieve equity returns with lower volatility than equity indices over a full market cycle.

At the beginning of the fiscal year, the Fund had a 74% allocation in equities, 10% in fixed income, and 16% in cash and cash equivalents, with onefifth of the portfolio in non-U.S. dollar holdings. By summer 2023, the Fund added international positions, and by September, one-third of the Fund was invested in international ETFs. In September, higher bond yields and a U.S. dollar rally caused market volatility, prompting the Fund to exit domestic and international equity and fixed income positions, increasing our cash holdings from 3% to 25%. By November 1, the Fund reduced equity exposure to 52% and held 48% in cash. The market rebound from the October lows caused the Fund to reinvest in multiple asset classes, including international and domestic equities and fixed income. By calendar year end, the Fund had an 86% allocation to equities, and by March, 91.5% of assets were in equity ETFs. Market strength ended in April, leading to de-risking of the portfolio. By the fiscal year end, the Fund held three asset classes with a 69.5% equity allocation, including both domestic and international ETFs, with the remainder in cash.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class C
Without Load	16.10%	7.90%	5.87%
With Load	15.10%	7.90%	5.87%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%

Net Assets	$ 515,432,253
Holdings Count | Integer	8
Advisory Fees Paid, Amount	$ 4,983,209
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$515,432,253
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$4,983,209
Portfolio Turnover	66%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top Holdings (% of net assets)
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	30.5%
Invesco QQQ Trust, Series 1	14.7%
Vanguard Growth ETF	14.1%
SPDR® S&P 500® ETF Trust	13.3%
Vanguard Value ETF	11.1%
Financial Select Sector SPDR® Fund	5.6%
iShares Russell 3000 ETF	5.4%
iShares MSCI Eurozone ETF	5.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.
North Square Tactical Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	North Square Tactical Growth Fund
Class Name	Class I
Trading Symbol	ETFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Tactical Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.30%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund uses a proprietary model to quantitatively rank Exchange-Traded Funds (ETFs) on a risk-adjusted basis, constructing a diversified portfolio that reflects model strength. Our goal is to achieve equity returns with lower volatility than equity indices over a full market cycle.

At the beginning of the fiscal year, the Fund had a 74% allocation in equities, 10% in fixed income, and 16% in cash and cash equivalents, with onefifth of the portfolio in non-U.S. dollar holdings. By summer 2023, the Fund added international positions, and by September, one-third of the Fund was invested in international ETFs. In September, higher bond yields and a U.S. dollar rally caused market volatility, prompting the Fund to exit domestic and international equity and fixed income positions, increasing our cash holdings from 3% to 25%. By November 1, the Fund reduced equity exposure to 52% and held 48% in cash. The market rebound from the October lows caused the Fund to reinvest in multiple asset classes, including international and domestic equities and fixed income. By calendar year end, the Fund had an 86% allocation to equities, and by March, 91.5% of assets were in equity ETFs. Market strength ended in April, leading to de-risking of the portfolio. By the fiscal year end, the Fund held three asset classes with a 69.5% equity allocation, including both domestic and international ETFs, with the remainder in cash.

Line Graph [Table Text Block]

How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class I	17.25%	9.00%	6.94%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%

Net Assets	$ 515,432,253
Holdings Count | Integer	8
Advisory Fees Paid, Amount	$ 4,983,209
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$515,432,253
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$4,983,209
Portfolio Turnover	66%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top Holdings (% of net assets)
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	30.5%
Invesco QQQ Trust, Series 1	14.7%
Vanguard Growth ETF	14.1%
SPDR® S&P 500® ETF Trust	13.3%
Vanguard Value ETF	11.1%
Financial Select Sector SPDR® Fund	5.6%
iShares Russell 3000 ETF	5.4%
iShares MSCI Eurozone ETF	5.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the year ended May 31, 2024.
North Square Tactical Defensive Fund Class A
Shareholder Report [Line Items]
Fund Name	North Square Tactical Defensive Fund
Class Name	Class A
Trading Symbol	ETFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Tactical Defensive Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$196	1.96%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund balances safety and return by focusing on long-term and short-term market trends using technical models. The longer-term Cyclical Trend (CT) measure governs half of the portfolio (core), while the shorter-term Dynamic Trend (DT) measure governs the other half (satellite).

During the first half of the fiscal year, from May 2023 to late October 2023, equity markets struggled. The Fund’s benchmark was down -3.38%. In response, the Fund adopted a defensive strategy, favoring cash over bonds due to rising rates. This approach led the Fund to return +1.39% from May 31, 2023, to October 27, 2023.

From late October 2023 onwards, the market shifted to a bullish sentiment. The Fund’s benchmark increased by 17.04%. Initially, the Fund lagged due to its defensive stance but shifted to a more aggressive equity allocation by December 2023.

The models positioned the Fund conservatively for much of the first half of the fiscal year, aiding relative performance. However, in November 2023, the conservative allocation caused the Fund to underperform, gaining only 1.79%. Despite this initial underperformance in November 2023, the Fund’s tactical shift to increased equity investments by December 2023 allowed it to participate in the subsequent rally. This approach led to a favorable comparison against the Fund’s benchmark for the full reporting period.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class A
Without Load	14.27%	5.52%	4.78%
With Load	7.70%	4.29%	4.17%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%

Net Assets	$ 55,696,291
Holdings Count | Integer	7
Advisory Fees Paid, Amount	$ 705,339
Investment Company, Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$55,696,291
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$705,339
Portfolio Turnover	296%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio S&P 500® ETF	25.9%
SPDR® S&P 500® ETF Trust	25.3%
Invesco QQQ Trust, Series 1	23.2%
SPDR® Portfolio Developed World EX-US ETF	15.6%
SPDR® Portfolio Emerging Markets ETF	5.3%
SPDR® Portfolio S&P 600® Small Cap ETF	3.1%
First American Treasury Obligations Fund, Class X	1.6%

Material Fund Change [Text Block]	Material Fund Changes This report describes changes to the Fund that occurred during the reporting period.
North Square Tactical Defensive Fund Class C
Shareholder Report [Line Items]
Fund Name	North Square Tactical Defensive Fund
Class Name	Class C
Trading Symbol	ETFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Tactical Defensive Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$271	2.71%

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	2.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund balances safety and return by focusing on long-term and short-term market trends using technical models. The longer-term Cyclical Trend (CT) measure governs half of the portfolio (core), while the shorter-term Dynamic Trend (DT) measure governs the other half (satellite).

During the first half of the fiscal year, from May 2023 to late October 2023, equity markets struggled. The Fund’s benchmark was down -3.38%. In response, the Fund adopted a defensive strategy, favoring cash over bonds due to rising rates. This approach led the Fund to return +1.39% from May 31, 2023, to October 27, 2023.

From late October 2023 onwards, the market shifted to a bullish sentiment. The Fund’s benchmark increased by 17.04%. Initially, the Fund lagged due to its defensive stance but shifted to a more aggressive equity allocation by December 2023.

The models positioned the Fund conservatively for much of the first half of the fiscal year, aiding relative performance. However, in November 2023, the conservative allocation caused the Fund to underperform, gaining only 1.79%. Despite this initial underperformance in November 2023, the Fund’s tactical shift to increased equity investments by December 2023 allowed it to participate in the subsequent rally. This approach led to a favorable comparison against the Fund’s benchmark for the full reporting period.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class C
Without Load	13.44%	4.72%	3.98%
With Load	12.44%	4.72%	3.98%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%

Net Assets	$ 55,696,291
Holdings Count | Integer	7
Advisory Fees Paid, Amount	$ 705,339
Investment Company, Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$55,696,291
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$705,339
Portfolio Turnover	296%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio S&P 500® ETF	25.9%
SPDR® S&P 500® ETF Trust	25.3%
Invesco QQQ Trust, Series 1	23.2%
SPDR® Portfolio Developed World EX-US ETF	15.6%
SPDR® Portfolio Emerging Markets ETF	5.3%
SPDR® Portfolio S&P 600® Small Cap ETF	3.1%
First American Treasury Obligations Fund, Class X	1.6%

Material Fund Change [Text Block]	Material Fund Changes This report describes changes to the Fund that occurred during the reporting period.
North Square Tactical Defensive Fund Class I
Shareholder Report [Line Items]
Fund Name	North Square Tactical Defensive Fund
Class Name	Class I
Trading Symbol	ETFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Tactical Defensive Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$170	1.70%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund balances safety and return by focusing on long-term and short-term market trends using technical models. The longer-term Cyclical Trend (CT) measure governs half of the portfolio (core), while the shorter-term Dynamic Trend (DT) measure governs the other half (satellite).

During the first half of the fiscal year, from May 2023 to late October 2023, equity markets struggled. The Fund’s benchmark was down -3.38%. In response, the Fund adopted a defensive strategy, favoring cash over bonds due to rising rates. This approach led the Fund to return +1.39% from May 31, 2023, to October 27, 2023.

From late October 2023 onwards, the market shifted to a bullish sentiment. The Fund’s benchmark increased by 17.04%. Initially, the Fund lagged due to its defensive stance but shifted to a more aggressive equity allocation by December 2023.

The models positioned the Fund conservatively for much of the first half of the fiscal year, aiding relative performance. However, in November 2023, the conservative allocation caused the Fund to underperform, gaining only 1.79%. Despite this initial underperformance in November 2023, the Fund’s tactical shift to increased equity investments by December 2023 allowed it to participate in the subsequent rally. This approach led to a favorable comparison against the Fund’s benchmark for the full reporting period.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class I	14.56%	5.76%	5.01%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%

Net Assets	$ 55,696,291
Holdings Count | Integer	7
Advisory Fees Paid, Amount	$ 705,339
Investment Company, Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$55,696,291
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$705,339
Portfolio Turnover	296%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio S&P 500® ETF	25.9%
SPDR® S&P 500® ETF Trust	25.3%
Invesco QQQ Trust, Series 1	23.2%
SPDR® Portfolio Developed World EX-US ETF	15.6%
SPDR® Portfolio Emerging Markets ETF	5.3%
SPDR® Portfolio S&P 600® Small Cap ETF	3.1%
First American Treasury Obligations Fund, Class X	1.6%

Material Fund Change [Text Block]	Material Fund Changes This report describes changes to the Fund that occurred during the reporting period.
North Square Trilogy Alternative Return Fund Class A
Shareholder Report [Line Items]
Fund Name	North Square Trilogy Alternative Return Fund
Class Name	Class A
Trading Symbol	STTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Trilogy Alternative Return Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.63%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund employs three main strategies: Hedged Equity, Option Income, and Market Movement. The Hedged Equity strategy combines large-cap, dividend-paying stocks and exchange-traded funds (ETFs) with a collar option strategy for capital appreciation and downside protection. The Option Income strategy combines fixed income ETFs with an iron butterfly option strategy to generate income from dividends and option premiums. The Market Movement strategy focuses on options to achieve long-term appreciation, provide downside protection, and collect option premiums. From May 31 to July 31, 2023, the Fund gained +2.23% driven by a +1.03% rally in equities (S&P 500® Total Return Index) and a -0.43% decline in fixed income (Bloomberg U.S. Aggregate Total Return Index). However, from July 31 to October 27, 2023, simultaneous declines in both equities and fixed income resulted in a -7.95% return for the Fund. After October 27, 2023, the S&P 500® surged 28.50% and the Bloomberg U.S. Aggregate Bond Index rose 7.37% by March 28, 2024. Despite these market gains, the Fund only achieved a 7.99% increase, impacted by the Option Income strategy and expiring put spreads in the Market Movement strategy. From March 28 to May 31, 2024, the positive correlation between equities and fixed income further affected the Fund’s performance. The Option Income and Market Movement strategies typically perform better during periods of higher volatility. The CBOE Volatility Index (VIX), which measures implied volatility, tends to enhance our option strategies when it exceeds 20. Over the fiscal year, the VIX peaked at 21.71 on October 20, 2023. However, for most of the year, the VIX remained below 16, even reaching as low as an 11, making it challenging to collect attractive premiums in the Option Income and Market Movement strategies.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Trilogy Alternative Return Fund - Class A
Without Load	0.06%	0.51%	0.52%
With Load	-5.72%	-0.67%	-0.07%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
HFRX Absolute Return Index	5.57%	2.81%	2.06%

Net Assets	$ 18,632,841
Holdings Count | Integer	80
Advisory Fees Paid, Amount	$ 124,359
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$18,632,841
Number of Portfolio Holdings	80
Advisory Fee (net of waivers)	$124,359
Portfolio Turnover	4%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio Intermediate Term Corporate Bond ETF	17.0%
iShares® MBS ETF	9.7%
SPDR® Portfolio Short-Term Corporate Bond ETF	9.7%
VanEck® Vectors Fallen Angel High Yield Bond ETF	4.9%
SPDR® Portfolio Long-Term Corporate Bond ETF	4.8%
Vanguard® Dividend Appreciation ETF	4.7%
iShares® Core Dividend Growth ETF	4.6%
Schwab® U.S. Dividend Equity ETF	4.2%
Microsoft Corp.	3.8%
S&P 500® Index	3.8%

Material Fund Change [Text Block]	Material Fund Changes This report describes changes to the Fund that occurred during the reporting period.
North Square Trilogy Alternative Return Fund Class C
Shareholder Report [Line Items]
Fund Name	North Square Trilogy Alternative Return Fund
Class Name	Class C
Trading Symbol	STTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Trilogy Alternative Return Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.38%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund employs three main strategies: Hedged Equity, Option Income, and Market Movement. The Hedged Equity strategy combines large-cap, dividend-paying stocks and exchange-traded funds (ETFs) with a collar option strategy for capital appreciation and downside protection. The Option Income strategy combines fixed income ETFs with an iron butterfly option strategy to generate income from dividends and option premiums. The Market Movement strategy focuses on options to achieve long-term appreciation, provide downside protection, and collect option premiums. From May 31 to July 31, 2023, the Fund gained +2.23% driven by a +1.03% rally in equities (S&P 500® Total Return Index) and a -0.43% decline in fixed income (Bloomberg U.S. Aggregate Total Return Index). However, from July 31 to October 27, 2023, simultaneous declines in both equities and fixed income resulted in a -7.95% return for the Fund. After October 27, 2023, the S&P 500® surged 28.50% and the Bloomberg U.S. Aggregate Bond Index rose 7.37% by March 28, 2024. Despite these market gains, the Fund only achieved a 7.99% increase, impacted by the Option Income strategy and expiring put spreads in the Market Movement strategy. From March 28 to May 31, 2024, the positive correlation between equities and fixed income further affected the Fund’s performance. The Option Income and Market Movement strategies typically perform better during periods of higher volatility. The CBOE Volatility Index (VIX), which measures implied volatility, tends to enhance our option strategies when it exceeds 20. Over the fiscal year, the VIX peaked at 21.71 on October 20, 2023. However, for most of the year, the VIX remained below 16, even reaching as low as an 11, making it challenging to collect attractive premiums in the Option Income and Market Movement strategies.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Trilogy Alternative Return Fund - Class C
Without Load	-0.74%	-0.25%	-0.25%
With Load	-1.73%	-0.25%	-0.25%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
HFRX Absolute Return Index	5.57%	2.81%	2.06%

Net Assets	$ 18,632,841
Holdings Count | Integer	80
Advisory Fees Paid, Amount	$ 124,359
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$18,632,841
Number of Portfolio Holdings	80
Advisory Fee (net of waivers)	$124,359
Portfolio Turnover	4%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio Intermediate Term Corporate Bond ETF	17.0%
iShares® MBS ETF	9.7%
SPDR® Portfolio Short-Term Corporate Bond ETF	9.7%
VanEck® Vectors Fallen Angel High Yield Bond ETF	4.9%
SPDR® Portfolio Long-Term Corporate Bond ETF	4.8%
Vanguard® Dividend Appreciation ETF	4.7%
iShares® Core Dividend Growth ETF	4.6%
Schwab® U.S. Dividend Equity ETF	4.2%
Microsoft Corp.	3.8%
S&P 500® Index	3.8%

Material Fund Change [Text Block]	Material Fund Changes This report describes changes to the Fund that occurred during the reporting period.
North Square Trilogy Alternative Return Fund Class I
Shareholder Report [Line Items]
Fund Name	North Square Trilogy Alternative Return Fund
Class Name	Class I
Trading Symbol	STTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Trilogy Alternative Return Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$138	1.38%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund employs three main strategies: Hedged Equity, Option Income, and Market Movement. The Hedged Equity strategy combines large-cap, dividend-paying stocks and exchange-traded funds (ETFs) with a collar option strategy for capital appreciation and downside protection. The Option Income strategy combines fixed income ETFs with an iron butterfly option strategy to generate income from dividends and option premiums. The Market Movement strategy focuses on options to achieve long-term appreciation, provide downside protection, and collect option premiums. From May 31 to July 31, 2023, the Fund gained +2.23% driven by a +1.03% rally in equities (S&P 500® Total Return Index) and a -0.43% decline in fixed income (Bloomberg U.S. Aggregate Total Return Index). However, from July 31 to October 27, 2023, simultaneous declines in both equities and fixed income resulted in a -7.95% return for the Fund. After October 27, 2023, the S&P 500® surged 28.50% and the Bloomberg U.S. Aggregate Bond Index rose 7.37% by March 28, 2024. Despite these market gains, the Fund only achieved a 7.99% increase, impacted by the Option Income strategy and expiring put spreads in the Market Movement strategy. From March 28 to May 31, 2024, the positive correlation between equities and fixed income further affected the Fund’s performance. The Option Income and Market Movement strategies typically perform better during periods of higher volatility. The CBOE Volatility Index (VIX), which measures implied volatility, tends to enhance our option strategies when it exceeds 20. Over the fiscal year, the VIX peaked at 21.71 on October 20, 2023. However, for most of the year, the VIX remained below 16, even reaching as low as an 11, making it challenging to collect attractive premiums in the Option Income and Market Movement strategies.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Trilogy Alternative Return Fund - Class I	0.33%	0.77%	0.76%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
HFRX Absolute Return Index	5.57%	2.81%	2.06%

Net Assets	$ 18,632,841
Holdings Count | Integer	80
Advisory Fees Paid, Amount	$ 124,359
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$18,632,841
Number of Portfolio Holdings	80
Advisory Fee (net of waivers)	$124,359
Portfolio Turnover	4%

Holdings [Text Block]
Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio Intermediate Term Corporate Bond ETF	17.0%
iShares® MBS ETF	9.7%
SPDR® Portfolio Short-Term Corporate Bond ETF	9.7%
VanEck® Vectors Fallen Angel High Yield Bond ETF	4.9%
SPDR® Portfolio Long-Term Corporate Bond ETF	4.8%
Vanguard® Dividend Appreciation ETF	4.7%
iShares® Core Dividend Growth ETF	4.6%
Schwab® U.S. Dividend Equity ETF	4.2%
Microsoft Corp.	3.8%
S&P 500® Index	3.8%

Material Fund Change [Text Block]	Material Fund Changes This report describes changes to the Fund that occurred during the reporting period.